SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
Schedule of Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Outstanding and Exercisable	Under the 2020 Incentive Plan, the Group granted new restricted shares to designated employees, with the following salient features:

	2022 Grant 1	2022 Grant 2	2023 Grant 1	2023 Grant 2	2024 Grant 1	2024 Grant 2	2025 Grants
Grant date	February 9, 2022	March 24, 2022	February 8, 2023	March 23, 2023	February 8, 2024	March 20, 2024	February 11, 2025
First vesting date (tranche 1)	January 2, 2023	January 2, 2023	January 2, 2024	January 2, 2024	January 2, 2025	January 2, 2025	January 2, 2026
Second vesting date (tranche 2)	January 2, 2024	January 2, 2024	January 2, 2025	January 2, 2025	January 2, 2026	January 2, 2026	January 2, 2027
Third vesting date (tranche 3)	January 2, 2025	January 2, 2025	January 2, 2026	January 2, 2026	January 2, 2027	January 2, 2027	January 2, 2028
Total number of restricted shares awards	279,000	149,377	379,000	129,808	451,100	89,728	330,672
Number of restricted shares awards vesting each period	93,000	49,792	126,333	43,269	150,367	29,909	110,224
Grant date fair value per share ($)	$7.76	$7.23	$8.30	$8.32	$12.95	$13.24	$25.59

Schedule of Restricted Shares Activity Under the Share-Based Compensation Plan
A summary of restricted shares activity under the share-based compensation plan for the year ended December 31, 2025 is as follows:

(Expressed in thousands of U.S. Dollars, except share and per share information)	Number of shares	Weighted average Grant date fair value per share	Aggregate value

RSAs granted and unvested at beginning of year	991,215	$10.73	$10,639
Granted	330,672	25.59	8,462
Vested	(475,013)	9.90	(4,704)
Forfeited	(19,063)	12.89	(246)
RSAs granted and unvested at end of year	827,811	$17.09	$14,151